Equipment (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

March 31, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$177,268	$150,856	$26,412
Furniture and fixtures	16,517	10,764	5,753
	$193,785	$161,620	$32,165

December 31, 2022	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$175,773	$148,266	$27,507
Furniture and fixtures	16,517	10,502	6,015
	$192,290	$158,768	$33,522